Segment disclosure - Disclosure of detailed information about geographical revenues segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenues	$ 277,370	$ 191,157
Royalties [Member]
Disclosure of operating segments [line items]
Revenues	177,264	130,375
Streams [Member]
Disclosure of operating segments [line items]
Revenues	100,106	60,782
North America [Member]
Disclosure of operating segments [line items]
Revenues	177,621	134,305
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	165,738	126,101
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	11,883	8,204
South America [Member]
Disclosure of operating segments [line items]
Revenues	51,596	23,709
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	5,765	1,338
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	45,831	22,371
Australia [Member]
Disclosure of operating segments [line items]
Revenues	27,376	20,048
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	347	240
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	27,029	19,808
Africa [Member]
Disclosure of operating segments [line items]
Revenues	5,414	2,696
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	5,414	2,696
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Europe [Member]
Disclosure of operating segments [line items]
Revenues	15,363	10,399
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	$ 15,363	$ 10,399